                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended March 31, 2013

                Check here if Amendment [_]; Amendment Number:

       This Amendment (Check only one.):
          [_] is a restatement.
          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Endeavour Capital Advisors, Inc.

Address: 410 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Glenn M. Hofsess

Title:  Chief Financial Officer

Phone:  203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess  Greenwich, CT  5/15/2013
       (Name)         (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  87 items

Form 13F Information Table Value Total:  $629,740 (thousands)

List of Other Included Managers:         Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                          Total                                            Voting    Voting
                                     Title of              FMV      Total    SH/ PUT/ Investment  Other   Authority Authority
          Name of Issuer              Class     Cusip   (X $1,000)  Shares   PRN CALL Discretion Managers   Sole      None
1ST UNITED BANCORP INC FLA             COM    33740N105    2,396     370,902 SHS         SOLE      NONE    370,902          0
ACE LTD                                SHS    H0023R105   14,931     167,817 SHS         SOLE      NONE     19,924    147,893
AFLAC INC                              COM    001055102    3,879      74,573 SHS         SOLE      NONE          0     74,573
ALLSTATE CORP                          COM    020002101   23,732     483,634 SHS         SOLE      NONE     82,282    401,352
AMERICAN EXPRESS CO                    COM    025816109   10,240     151,800 SHS         SOLE      NONE          0    151,800
AMERICAN FINL GROUP INC OHIO           COM    025932104    5,044     106,451 SHS         SOLE      NONE     39,751     66,700
AMERICAN INTL GROUP INC              COM NEW  026874784   17,360     447,201 SHS         SOLE      NONE     75,737    371,464
AMERICAN RIVER BANKSHARES              COM    029326105    4,797     638,770 SHS         SOLE      NONE    638,770          0
AMERIPRISE FINL INC                    COM    03076C106    2,214      30,064 SHS         SOLE      NONE          0     30,064
ASSURANT INC                           COM    04621X108   13,228     293,892 SHS         SOLE      NONE     70,792    223,100
AVALONBAY CMNTYS INC                   COM    053484101    3,608      28,480 SHS         SOLE      NONE          0     28,480
BANK OF AMERICA CORPORATION            COM    060505104   18,640   1,530,346 SHS         SOLE      NONE          0  1,530,346
BANK OF NEW YORK MELLON CORP           COM    064058100    3,921     140,100 SHS         SOLE      NONE          0    140,100
BB&T CORP                              COM    054937107   13,553     431,764 SHS         SOLE      NONE    182,864    248,900
BERKSHIRE HILLS BANCORP INC            COM    084680107    3,024     118,386 SHS         SOLE      NONE    118,386          0
BLACKROCK INC                          COM    09247X101    2,469       9,611 SHS         SOLE      NONE          0      9,611
BOSTON PROPERTIES INC                  COM    101121101    2,165      21,424 SHS         SOLE      NONE          0     21,424
BRIDGE CAP HLDGS                       COM    108030107    1,919     125,892 SHS         SOLE      NONE    125,892          0
BROWN & BROWN INC                      COM    115236101   12,544     391,502 SHS         SOLE      NONE     89,802    301,700
CAPITAL ONE FINL CORP                  COM    14040H105    7,399     134,650 SHS         SOLE      NONE          0    134,650
CHARTER FINL CORP WEST PT GA           COM    16122M100    3,782     295,700 SHS         SOLE      NONE    295,700          0
CHUBB CORP                             COM    171232101    9,707     110,896 SHS         SOLE      NONE     20,496     90,400
CITIGROUP INC                        COM NEW  172967424   19,235     434,794 SHS         SOLE      NONE          0    434,794
CME GROUP INC                          COM    12572Q105    4,074      66,335 SHS         SOLE      NONE          0     66,335
COMERICA INC                           COM    200340107    7,011     195,018 SHS         SOLE      NONE     63,650    131,368
CONNECTONE BANCORP INC                 COM    20786U101    3,375     108,015 SHS         SOLE      NONE    108,015          0

                                                            Total                                            Voting    Voting
                                      Title of               FMV      Total    SH/ PUT/ Investment  Other   Authority Authority
          Name of Issuer               Class      Cusip   (X $1,000)  Shares   PRN CALL Discretion Managers   Sole      None
CU BANCORP CALIF                        COM     126534106    1,199      92,394 SHS         SOLE      NONE     92,394         0
                                      COM NON
EATON VANCE CORP                        VTG     278265103      734      17,542 SHS         SOLE      NONE          0    17,542
EQUITY RESIDENTIAL                   SH BEN INT 29476L107    2,081      37,800 SHS         SOLE      NONE          0    37,800
EVEREST RE GROUP LTD                    COM     G3223R108      870       6,700 SHS         SOLE      NONE          0     6,700
FIFTH THIRD BANCORP                     COM     316773100   24,574   1,506,695 SHS         SOLE      NONE    608,320   898,375
FIRST MIDWEST BANCORP DEL               COM     320867104   18,551   1,396,941 SHS         SOLE      NONE    999,339   397,602
FLUSHING FINL CORP                      COM     343873105    4,519     266,742 SHS         SOLE      NONE    266,742         0
FOX CHASE BANCORP INC NEW               COM     35137T108    1,782     105,533 SHS         SOLE      NONE    105,533         0
FRANKLIN RES INC                        COM     354613101    1,949      12,925 SHS         SOLE      NONE          0    12,925
FULTON FINL CORP PA                     COM     360271100    1,234     105,500 SHS         SOLE      NONE          0   105,500
GALLAGHER ARTHUR J & CO                 COM     363576109   33,690     815,549 SHS         SOLE      NONE    143,049   672,500
GENWORTH FINL INC                     COM CL A  37247D106      905      90,500 SHS         SOLE      NONE          0    90,500
GOLDMAN SACHS GROUP INC                 COM     38141G104   10,320      70,135 SHS         SOLE      NONE          0    70,135
HARTFORD FINL SVCS GROUP INC            COM     416515104    3,130     121,300 SHS         SOLE      NONE          0   121,300
HERITAGE FINL CORP WASH                 COM     42722X106    9,073     625,746 SHS         SOLE      NONE    625,746         0
HERITAGE FINL GROUP INC                 COM     42726X102    6,412     442,799 SHS         SOLE      NONE    442,799         0
HERITAGE OAKS BANCORP                   COM     42724R107    1,942     340,640 SHS         SOLE      NONE    340,640         0
HILLTOP HOLDINGS INC                    COM     432748101      682      50,542 SHS         SOLE      NONE     50,542         0
HOWARD HUGHES CORP                      COM     44267D107    1,173      13,996 SHS         SOLE      NONE     13,996         0
INVESCO LTD                             SHS     G491BT108    1,847      63,773 SHS         SOLE      NONE          0    63,773
INVESTORS BANCORP INC                   COM     46146P102    8,122     432,500 SHS         SOLE      NONE    432,500         0
JPMORGAN CHASE & CO                     COM     46625H100   25,612     539,664 SHS         SOLE      NONE          0   539,664
KEYCORP NEW                             COM     493267108    6,482     650,798 SHS         SOLE      NONE          0   650,798
                                       W EXP
M & T BK CORP                        12/23/201  55261F112      394      12,778 SHS         SOLE      NONE     12,778         0
MARSH & MCLENNAN COS INC                COM     571748102    2,818      74,229 SHS         SOLE      NONE          0    74,229
MB FINANCIAL INC NEW                    COM     55264U108   20,644     854,097 SHS         SOLE      NONE    509,517   344,580
METLIFE INC                             COM     59156R108    6,973     183,410 SHS         SOLE      NONE     10,875   172,535
MIDSOUTH BANCORP INC                    COM     598039105    5,185     318,911 SHS         SOLE      NONE    318,911         0
MORGAN STANLEY                        COM NEW   617446448    4,595     209,065 SHS         SOLE      NONE          0   209,065
NASDAQ OMX GROUP INC                    COM     631103108   12,596     389,967 SHS         SOLE      NONE     52,625   337,342
NATIONAL FINL PARTNERS CORP             COM     63607P208    1,151      51,300 SHS         SOLE      NONE     51,300         0
NEW YORK CMNTY BANCORP INC              COM     649445103    8,576     597,630 SHS         SOLE      NONE    597,630         0

NORTHERN TR CORP                        COM     665859104   1,550     28,400 SHS     SOLE NONE          0     28,400
NYSE EURONEXT                           COM     629491101   2,211     57,214 SHS     SOLE NONE          0     57,214
                                        UNIT
OAKTREE CAP GROUP LLC                99/99/9999 674001201   7,652    149,988 SHS     SOLE NONE     25,688    124,300
OCEANFIRST FINL CORP                    COM     675234108   2,393    165,919 SHS     SOLE NONE    165,919          0
OCH ZIFF CAP MGMT GROUP                 CL A    67551U105   4,907    524,848 SHS     SOLE NONE     85,700    439,148
OLD LINE BANCSHARES INC                 COM     67984M100   3,463    278,788 SHS     SOLE NONE    278,788          0
PNC FINL SVCS GROUP INC                 COM     693475105  17,760    267,068 SHS     SOLE NONE     59,006    208,062
PRICE T ROWE GROUP INC COM              COM     74144T108   1,762     23,533 SHS     SOLE NONE          0     23,533
PRUDENTIAL FINANCIAL                    COM     744320102   2,419     41,000 SHS     SOLE NONE          0     41,000
PUBLIC STORAGE                          COM     74460D109   3,229     21,202 SHS     SOLE NONE          0     21,202
REGIONS FINL CORP NEW                   COM     7591EP100   6,494    792,879 SHS     SOLE NONE     99,579    693,300
SCHWAB CHARLES CORP NEW                 COM     808513105   4,635    262,029 SHS     SOLE NONE          0    262,029
SEI INVESTMENTS CO                      COM     784117103     577     20,000 SHS     SOLE NONE          0     20,000
SELECT SECTOR SPDR TR                   PUT     81369Y955  12,747    700,000 SHS PUT SOLE NONE    700,000          0
SIMON PPTY GROUP INC NEW                COM     828806109   1,813     11,432 SHS     SOLE NONE          0     11,432
SOUTHWEST BANCORP INC OKLA              COM     844767103   8,678    690,910 SHS     SOLE NONE    690,910          0
STATE STR CORP                          COM     857477103   4,899     82,900 SHS     SOLE NONE          0     82,900
STERLING BANCORP                        COM     859158107  10,073    991,418 SHS     SOLE NONE    991,418          0
STERLING FINL CORP WASH               COM NEW   859319303   5,943    274,007 SHS     SOLE NONE    274,007          0
SUNTRUST BKS INC                        COM     867914103   2,305     80,000 SHS     SOLE NONE          0     80,000
TD AMERITRADE HLDG CORP                 COM     87236Y108   2,021     98,000 SHS     SOLE NONE          0     98,000
TRAVELERS COMPANIES INC                 COM     89417E109  11,050    131,246 SHS     SOLE NONE      9,601    121,645
US BANCORP DEL                        COM NEW   902973304  10,328    304,400 SHS     SOLE NONE          0    304,400
VIEWPOINT FINL GROUP                    COM     92672A101   6,994    347,800 SHS     SOLE NONE    347,800          0
WELLS FARGO & CO                        COM     949746101  26,936    728,197 SHS     SOLE NONE          0    728,197
WEST COAST BANCORP ORE NEW            COM NEW   952145209  15,158    624,301 SHS     SOLE NONE    624,301          0
WSB HOLDINGS INC                        COM     92934C101     423     65,317 SHS     SOLE NONE     65,317          0
YADKIN VALLEY FINANCIAL CORP            COM     984314104   2,231    556,328 SHS     SOLE NONE    556,328          0
ZIONS BANCORPORATION                    COM     989701107   5,028    201,200 SHS     SOLE NONE    201,200          0
                                                          629,740 25,926,442                   13,153,761 12,772,681